Financial Information of the Parent Company (Tables)	12 Months Ended
Jun. 30, 2026
Condensed Financial Information Disclosure [Abstract]
Schedule of Balance Sheets
	June 30,	June 30,
	2026	2025
Assets
Cash and cash equivalents	$82,142	$28,761
Deposits, prepayments and other current assets, net	314,038	156,511
Due from related parties	-	1,000
Due from intercompany	9,489,700	4,789,591
Investments in subsidiaries	5,452,979	3,405,852
Other non-current assets	63,762	-
Total Assets	15,402,621	8,381,715
Liabilities
Due to related parties	3,859	338,203
Due to intercompany	1,123,358	997,363
Convertible notes	934,403	1,080,266
Other liabilities	300,329	612,138
Total Liabilities	2,361,949	3,027,970
Equity
Class A Ordinary Shares ($0.01 par value; 25,000,000 shares authorized; 802,929 and 112,500 shares issued as of June 30, 2026 and June 30, 2025, respectively; 752,929 and 112,500 shares outstanding as of June 30, 2026 and June 30,2025, respectively) (1)	7,529	1,125
Class B Ordinary Shares ($0.01 par value; 12,500,000 shares authorized; 5,800 and 5,800 issued and outstanding as of June 30, 2026 and June 30, 2025, respectively) (1)	58	58
Additional paid-in capital	9,952,926	2,050,003
Retained earnings	3,140,389	3,336,442
Accumulated other comprehensive loss	(60,230)	(33,883)
Total Equity	13,040,672	5,353,745
Total Liabilities and Equity	$15,402,621	$8,381,715

(1)	Retroactively restated for effect of 1-for-25 reverse stock splits on March 16, 2026 and 1-for-4 reverse stock splits on October 30, 2026.

Schedule of Statements of Operations
	For the years ended
	June 30,
	2026	2025
General and administration expenses	$(1,971,543)	$(82,138)
Interest expense	(236,724)	(21,844)
Exchange (loss)/gain	(16,251)	24,675
Other expenses	(22,915)	-
Income from equity-method investment	2,051,380	844,226
Net (loss)/income	$(196,053)	$764,919

Schedule of Statements of Cash Flows
	For the years ended
	June 30,
	2026	2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash used in operating activities	$(5,005,926)	$(2,881,504)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(2,046,127)	(661,755)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	7,127,616	3,438,232
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(22,182)	133,788
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	$53,381	$28,761

Cash, cash equivalents and restricted cash at beginning of the year	28,761	—
Cash, cash equivalents and restricted cash at end of the year	82,142	28,761